Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred Stock Series A-1	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Preferred stocks Preferred Stock Series A	Preferred stocks Preferred Stock Series A Cumulative Effect, Period of Adoption, Adjustment	Preferred stocks Preferred Stock Series A Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred stocks Preferred Stock Series A-1	Preferred stocks Preferred Stock Series A-1 Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred stocks Preferred Stock Series A-2	Preferred stocks Preferred Stock Series A-2 Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred stocks Preferred Stock Series B	Preferred stocks Preferred Stock Series B Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred stocks Preferred Stock Series C	Preferred stocks Preferred Stock Series C Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjustment	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock Common Stock	Additional Paid-in-Capital	Additional Paid-in-Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in-Capital Preferred Stock Series A-1	Additional Paid-in-Capital Preferred Stock Series B	Additional Paid-in-Capital Preferred Stock Series C	Additional Paid-in-Capital Common Stock	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit Preferred Stock Series A-1	Non-Controlling Interest	Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Non-Controlling Interest Preferred Stock Series A-1	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2018							7,295,759	36,441,827	43,737,586	0	0	0	0	0	0	0	0	10,098,071	50,439,190	60,537,261
Beginning balance at Dec. 31, 2018	$ (6,499)	$ (6,499)					$ 1		$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1		$ 1		$ 10,382	$ 10,382					$ (16,701)	$ (16,701)		$ (182)	$ (182)		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series A-1 preferred stock as part of the North American Title Acquisition (in shares)										41,993,289
Issuance of Series A-1 preferred stock as part of the North American Title Acquisition			$ 50,142							$ 1														$ 50,141						$ (182)			$ 182
Issuance of preferred stock, net of financing costs (in shares)										628,113				15,838,828		25,599,456
Issuance of preferred stock, net of financing costs			$ 750	$ 24,950	$ 51,513																			$ 750	$ 24,950	$ 51,513
Conversion of convertible notes (in shares)										6,292,504		14,003,187
Conversion of convertible notes	22,533																					22,533
Warrants issued	34,473																					34,473
Purchase of First Title's ownership in FTS Agency	(2,975)																					(2,975)
Exercise of stock options (in shares)																		1,206,157
Exercise of stock options	29																					29
Stock-based compensation expenses	899																					899
Grants of RSAs (in shares)																		2,078,665
Vesting of early exercised stock options issued under notes	157																					157
Cancellations of nonvested early exercised stock options issued under notes (in shares)																		(1,630,382)
Net loss	(27,137)																											(27,137)
Other comprehensive income	510																																	510
Ending balance (in shares) at Dec. 31, 2019							43,737,586			48,913,906		14,003,187		15,838,828		25,599,456		62,191,701
Ending balance at Dec. 31, 2019	149,345						$ 1			$ 1		$ 0		$ 0		$ 0		$ 1				192,852						(44,020)			0			510
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of preferred stock, net of financing costs (in shares)																35,066,175
Issuance of preferred stock, net of financing costs	70,702															$ 1						70,701
Exercise of stock options (in shares)																		640,606
Exercise of stock options	416																					416
Stock-based compensation expenses	2,495																					2,495
Net loss	(35,103)																											(35,103)
Other comprehensive income	176																																	176
Ending balance (in shares) at Dec. 31, 2020							43,737,586			48,913,906		14,003,187		15,838,828		60,665,631		62,832,307
Ending balance at Dec. 31, 2020	188,031						$ 1			$ 1		$ 0		$ 0		$ 1		$ 1				266,464						(79,123)			0			686
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible notes (in shares)							(43,737,586)			(77,784,293)		(14,003,187)		(15,838,828)		(60,665,631)		212,029,525			(1,227,451)
Conversion of convertible notes	22					$ 30,080	$ (1)			$ (1)						$ (1)		$ 21				4					$ 30,080
Warrants issued	$ 18,519																					18,519
Exercise of stock options (in shares)	5,845,365																	5,058,976
Exercise of stock options	$ 2,968																					2,968
Stock-based compensation expenses	19,673																					19,673
Exercise of stock warrants (in shares)										28,870,387
Exercise of stock warrants	187																					187
Net loss	(113,056)																											(113,056)
Other comprehensive income	(686)																																	(686)
Issuance of common stock in connection with Business Combination and PIPE Investment (in shares)																		44,654,449
Issuance of common stock in connection with Business Combination and PIPE Investment	259,397																	$ 5				259,392
Par value change for Old Doma Common Stock	6																	$ 6
Costs directly attributable to the issuance of common stock in connection with Business Combination and PIPE Investment	(54,217)																					(54,217)
Ending balance (in shares) at Dec. 31, 2021							0			0		0		0		0		323,347,806
Ending balance at Dec. 31, 2021	$ 350,924						$ 0			$ 0		$ 0		$ 0		$ 0		$ 33				$ 543,070						$ (192,179)			$ 0			$ 0